Share-Based Compensation - Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units	9 Months Ended
Sep. 30, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	822,700
Forfeited	(113,200)
Balance as of September 30, 2023	709,500